Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 138,640	$ 110,841
Other receivables	885	783
Prepaid expenses	5,715	1,490
Total current assets	145,240	113,114
Non-current assets
Furniture, fixtures and equipment	319	323
Intangible assets	21,608	21,608
Other long-term assets	273	190
Total non-current assets	22,200	22,121
Total assets	167,440	135,235
Current liabilities
Other payables and current liabilities	2,766	2,865
Accrued expenses	14,163	6,514
Total current liabilities	16,929	9,430
Current tax liability		51
Non-current liabilities
Post-employment obligations	3,547	3,099
Other long-term liabilities	48	55
Total non-current liabilities	3,595	3,154
Shareholders’ equity
Share capital	3,420	2,864
Share premium	314,565	219,335
Reserves	12,858	7,119
Accumulated losses	(183,927)	(106,667)
Total shareholders’ equity	146,916	122,651
Total liabilities and shareholders’ equity	$ 167,440	$ 135,235